Form N-1A Cover	Feb. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PUTNAM ETF TRUST
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Sep. 24, 2026